Equipment on Lease, Net (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) leased_asset	Dec. 31, 2020 USD ($) leased_asset
Leases [Abstract]
Number of assets leased to customers | leased_asset	7	4
Equipment leased to customers, cost basis	$ 9.3	$ 3.0
Equipment leased to customers, accumulated depreciation	0.9	0.2
Lease revenue	1.6	0.4
Deprecation expense	$ 0.7	$ 0.2